Trade receivables and others	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and others	Trade receivables and others

(in thousands of euro)	June 30, 2026	December 31, 2025

Other receivables	176	117
Research tax credit(1)	2,548	6,174
Other tax credits	19	19
Prepaid expenses (2)	1,861	2,387
VAT refund	1,583	909
Trade account receivables	260	391
Prepayments made to suppliers (3)	2,257	2,402
Receivables and others - current	8,704	12,400
Research tax credit (1)		—
Prepaid expenses (2)	126	251
Prepayments made to suppliers (3)		—
Receivables and others - non-current	126	251
Trade receivables and others	8,830	12,651

(1)The amount of €6,174 thouand recognized in current receivables as of December 31, 2025 corresponds to the Crédit d’impôt Recherche (CIR) for the 2025 tax year following the fact that the Company met the eligibility criteria for the SME status as of December 31, 2025. Thus, the CIR for the 2025 represented a current receivable which will in principle be offset against the French corporate income tax due by the Company or refunded if necessary. In accordance with that principles described in Note 2.q, the research tax credit (Crédit d’Impôt Recherche or “CIR”) is recognized as other operating income in the year to which the eligible research expenditure relates. The amount of CIR recognized as current receivables as of June 30, 2026 is , which includes €6,174 thouand of CIR for the first half of 2026.
(2)As of June 30, 2026, and December 31, 2025 the prepaid expenses includes amounts of €375 thousand and €500 thousand, respectively, relating to the guarantee fees in line with the two State Guaranteed Loans from Société Générale and BNP Paribas. Following the extension of these two loans repayment for an additional period, the full amount of the guarantee fee over the additional five-year period has been recognized as an operating expense in 2022. As of June 30, 2026 and December 31, 2025, an adjustment is made through the prepaid accounts to reflect the fact that the expenses are related to the fiscal year (see note 9).
(3)As of June 30, 2026, and December 31, 2025, advances had been paid to suppliers. These advances will be deducted from subsequent payments in accordance with the terms of the contracts.
The net book value of the receivables is considered to be a reasonable approximation of their estimated fair value. No valuation allowance was recognized on trade receivables and others as the credit risk of each debtor was considered as not significant.